Provisions - Future Disbursements (Details) - Dec. 31, 2025 $ in Millions, $ in Millions	CAD ($)	USD ($)
Disclosure of other provisions [line items]
Undiscounted amounts required	$ 362.9	$ 107.9
Westwood Mine and Other Canadian Sites
Disclosure of other provisions [line items]
Undiscounted amounts required	362.9
Essakane Mine
Disclosure of other provisions [line items]
Undiscounted amounts required		107.9
2026 | Westwood Mine and Other Canadian Sites
Disclosure of other provisions [line items]
Undiscounted amounts required	6.8
2026 | Essakane Mine
Disclosure of other provisions [line items]
Undiscounted amounts required		0.8
2027 | Westwood Mine and Other Canadian Sites
Disclosure of other provisions [line items]
Undiscounted amounts required	22.1
2027 | Essakane Mine
Disclosure of other provisions [line items]
Undiscounted amounts required		2.0
2028 | Westwood Mine and Other Canadian Sites
Disclosure of other provisions [line items]
Undiscounted amounts required	20.7
2028 | Essakane Mine
Disclosure of other provisions [line items]
Undiscounted amounts required		5.8
2029 | Westwood Mine and Other Canadian Sites
Disclosure of other provisions [line items]
Undiscounted amounts required	25.0
2029 | Essakane Mine
Disclosure of other provisions [line items]
Undiscounted amounts required		10.0
2030 | Westwood Mine and Other Canadian Sites
Disclosure of other provisions [line items]
Undiscounted amounts required	16.2
2030 | Essakane Mine
Disclosure of other provisions [line items]
Undiscounted amounts required		13.6
2031 onwards | Westwood Mine and Other Canadian Sites
Disclosure of other provisions [line items]
Undiscounted amounts required	$ 272.1
2031 onwards | Essakane Mine
Disclosure of other provisions [line items]
Undiscounted amounts required		$ 75.7